Provision for credit losses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Provision for credit losses
Provision for loan losses	SFr 70	SFr 66	SFr (13)	SFr 136	SFr 113
Provision for lending-related and other exposures	12	(13)	(15)	(1)	9
Provision for credit losses	82	SFr 53	(28)	135	122
Bank
Provision for credit losses
Provision for loan losses				136	113
Provision for lending-related and other exposures				(1)	9
Provision for credit losses	SFr 82		SFr (28)	SFr 135	SFr 122